Condensed consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	€ (3,289)	€ (20,158)	€ (10,029)	€ (234,424)
Other comprehensive income/(loss):
Currency translation adjustments	7	(5)	(8)	29
Total other comprehensive income/(loss)	7	(5)	(8)	29
Comprehensive loss	€ (3,282)	€ (20,163)	€ (10,037)	€ (234,395)